UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           01/19/11
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        92
                                               -------------

Form 13F Information Table Value Total:        $94,211
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                           Form 13F Information Table


         Column 1                            Column 2        Column 3   Column 4   Column 5             Column 6    Column 7
         ----------------------------------  --------------  ---------  ---------  --------             ----------  --------
                                                                        Value      Shrs or   SH/  PUT/  Investment  Other
                                                                                   --------  ---  ----  ----------  --------
         Name of Issuer                      Title of Class  Cusip       (x$1000)  Prn Amt   PRN  CALL  Discretion  Managers
         ----------------------------------  --------------  ---------  ---------  --------  ---  ----  ----------  --------

1        Activision Blizzard In.             COM             00507V109       256     20,600  SH         SOLE
2        Akamai Technologies                 COM             00971T101       567     12,060  SH         SOLE
3        Allergan Inc.                       COM             018490102       369      5,375  SH         SOLE
4        Amazon Com Inc                      COM             023135106     4,604     25,576  SH         SOLE
5        Apple Inc.                          COM             037833100     5,614     17,404  SH         SOLE
6        Applied Matls Inc                   COM             038222105       270     19,200  SH         SOLE
7        Baidu Com Inc.                      Spons. ADR      056752108       352      3,650  SH         SOLE
8        Baker Hughes Inc.                   COM             057224107     1,611     28,175  SH         SOLE
9        Berkshire Hathaway Inc. Cl. B       COM             084670702       268      3,350  SH         SOLE
10       Boeing Co                           COM             097023105     1,304     19,985  SH         SOLE
11       Broadcom Corp                       Cl. A           111320107       679     15,600  SH         SOLE
12       Carnival Corp                       Paired CTF      143658300     1,062     23,025  SH         SOLE
13       Caterpillar Inc Del                 COM             149123101     2,202     23,507  SH         SOLE
14       Cheesecake Factory Inc.             COM             163072101       350     11,400  SH         SOLE
15       Chevron Corp.                       COM             166764100     2,096     22,970  SH         SOLE
16       Chipotle Mexican Grill              Cl. A           169656105       415      1,950  SH         SOLE
17       Cisco Sys Inc                       COM             17275R102       297     14,663  SH         SOLE
18       Citigroup Inc                       COM             172967101       161     34,050  SH         SOLE
19       Cliffs Natural Resources Inc.       COM             18683K101     1,412     18,100  SH         SOLE
20       Coca Cola Co.                       COM             191216100       510      7,760  SH         SOLE
21       Coca-Cola Femsa S A                 Spons. ADR      191241108       272      3,300  SH         SOLE
22       ConocoPhillips                      COM             20825C104     1,620     23,790  SH         SOLE
23       Consolidated Edison Inc             COM             209115104       244      4,925  SH         SOLE
24       Corning Inc.                        COM             219350105     1,303     67,460  SH         SOLE
25       Costco Whsl Corp. New               COM             22160K105       332      4,600  SH         SOLE
26       Cree Inc.                           COM             225447101     1,693     25,695  SH         SOLE
27       CSX Corp                            COM             126408103     1,882     29,131  SH         SOLE
28       Deere & Co                          COM             244199105     1,937     23,321  SH         SOLE
29       Du Pont E I De Nemours              COM             263534109     1,632     32,710  SH         SOLE
30       EBAY Inc                            COM             278642103       992     35,656  SH         SOLE
31       Electronic Arts Inc                 COM             285512109       439     26,790  SH         SOLE
32       Emerson Elec Co                     COM             291011104     1,661     29,053  SH         SOLE
33       Exxon Mobil Corp                    COM             30231G102     1,656     22,643  SH         SOLE
34       Fedex Corp                          COM             31428X106     1,597     17,170  SH         SOLE
35       Frontline LTD                       COM             G3682E127       665     26,200  SH         SOLE
36       General Mills Inc.                  COM             370334104     1,478     41,522  SH         SOLE
37       Gilead Sciences Inc                 COM             375558103       670     18,500  SH         SOLE
38       Google Inc                          Cl. A           38259P508     2,340      3,940  SH         SOLE
39       Greenbrier Cos Inc                  COM             393657101     1,995     95,065  SH         SOLE
40       Harley Davidson Inc                 COM             412822108       811     23,378  SH         SOLE
41       HDFC Bank Ltd.                      Spons. ADR      40415F101       501      3,000  SH         SOLE
42       Hershey Co.                         COM             427866108       401      8,499  SH         SOLE
43       Hess Corp                           COM             42809H107       458      5,987  SH         SOLE
44       Illinois Tool Wks Inc.              COM             452308109       511      9,575  SH         SOLE
45       International Business Machines     COM             459200101     1,845     12,569  SH         SOLE
46       JDS Uniphase Cop                    COM             46612J507       436     30,100  SH         SOLE
47       J P Morgan Chase & Co.              COM             46625H100     1,424     33,565  SH         SOLE
48       Johnson & Johnson                   COM             478160104     1,509     24,395  SH         SOLE
49       Juniper Networks Inc.               COM             48203R104       272      7,375  SH         SOLE
50       Kinder Morgan Energy UT LP          COM             494550106     1,103     15,700  SH         SOLE
51       L-3 Communications Hldgs Inc        COM             502424104       511      7,243  SH         SOLE
52       Markwest Energy Partners LP         COM             570759100       746     17,225  SH         SOLE
53       Microchip Technology                COM             595017104     1,832     53,537  SH         SOLE
54       Murphy Oil Corp                     COM             626717102       217      2,917  SH         SOLE
55       Nordic American Tanker              COM             G65773106       482     18,500  SH         SOLE
56       Northrop Grumman Corp               COM             666807102       202      3,120  SH         SOLE
57       Nucor Corp.                         COM             670346105       707     16,125  SH         SOLE
58       Oceaneering Int'l. Inc.             COM             675232102       906     12,300  SH         SOLE
59       OGE Energy Corp                     COM             670837103       960     21,070  SH         SOLE
60       ON Semiconductor Corp               COM             682189105       303     30,700  SH         SOLE
61       Oracle Corp                         COM             68389X105     1,331     42,525  SH         SOLE
62       Pan American Silver Corp            COM             697900108       507     12,300  SH         SOLE
63       Panera Bread Co                     Cl. A           69840W108       228      2,250  SH         SOLE
64       Parker Hannifin Corp                COM             701094104     1,683     19,505  SH         SOLE
65       Pepsico Inc                         COM             713448108     1,158     17,731  SH         SOLE
66       Permian Basin Rlty Trst             COM             714236106       369     16,280  SH         SOLE
67       PG & E Corp.                        COM             69331C108     1,075     22,475  SH         SOLE
68       Precision Castparts Corp.           COM             740189105       529      3,800  SH         SOLE
69       Procter & Gamble Co.                COM             742718109     1,529     23,762  SH         SOLE
70       Red Hat Inc                         COM             756577102       262      5,750  SH         SOLE
71       Salesforce.com Inc                  COM             79466L302     2,138     16,200  SH         SOLE
72       Sandisk Corp                        COM             80004C101     1,895     37,998  SH         SOLE
73       Schlumberger Ltd                    COM             806857108     2,242     26,855  SH         SOLE
74       Sociedad Quimica Y Minera de Chile  Spons. ADR      833635105       371      6,350  SH         SOLE
75       Southern Copper Corp                COM             84265V105     2,271     46,595  SH         SOLE
76       State Street Corp.                  COM             857477103     1,360     29,350  SH         SOLE
77       Suncor Energy Inc                   COM             867224107       456     11,900  SH         SOLE
78       SVB Finl Group                      COM             78486Q101     1,002     18,881  SH         SOLE
79       Tata Motors Ltd.                    Spons. ADR      876568502       392     13,350  SH         SOLE
80       Teradata Corp                       COM             88076W103     1,388     33,705  SH         SOLE
81       Terra Nitrogen Co LP                COM             881005201       235      2,170  SH         SOLE
82       Toronto Dominion Bank               COM             891160509       438      5,900  SH         SOLE
83       Transocean Inc. New                 COM             H8817H100       441      6,350  SH         SOLE
84       Union Pacific Corp                  COM             907818108     1,552     16,746  SH         SOLE
85       Urban Outfitters Inc.               COM             917047102       507     14,150  SH         SOLE
86       US Bancorp New                      COM             902973304     1,368     50,740  SH         SOLE
87       VMWare Inc                          Cl. A           928563402       222      2,500  SH         SOLE
88       Yahoo Inc                           COM             984332106       611     36,765  SH         SOLE
89       Ishares Inc. MSCI Malaysia          COM             464286830       495     34,400  SH         SOLE
90       Ishares Inc. MSCI Singapore         COM             464286673       151     10,900  SH         SOLE
91       Ishares Inc. FTSE XNHUA IDX         COM             464287184       755     17,520  SH         SOLE
92       MKT VECT Indonesia Index            COM             57060U753       306      3,500  SH         SOLE

totals:                                  92                             94,211

         Column 8
         --------
         Voting    Authority
         --------  ---------
         Sole      Shared     None
         --------  ---------  ----

1          20,600
2          12,060
3           5,375
4          25,576
5          17,404
6          19,200
7           3,650
8          28,175
9           3,350
10         19,985
11         15,600
12         23,025
13         23,507
14         11,400
15         22,970
16          1,950
17         14,663
18         34,050
19         18,100
20          7,760
21          3,300
22         23,790
23          4,925
24         67,460
25          4,600
26         25,695
27         29,131
28         23,321
29         32,710
30         35,656
31         26,790
32         29,053
33         22,643
34         17,170
35         26,200
36         41,522
37         18,500
38          3,940
39         95,065
40         23,378
41          3,000
42          8,499
43          5,987
44          9,575
45         12,569
46         30,100
47         33,565
48         24,395
49          7,375
50         15,700
51          7,243
52         17,225
53         53,537
54          2,917
55         18,500
56          3,120
57         16,125
58         12,300
59         21,070
60         30,700
61         42,525
62         12,300
63          2,250
64         19,505
65         17,731
66         16,280
67         22,475
68          3,800
69         23,762
70          5,750
71         16,200
72         37,998
73         26,855
74          6,350
75         46,595
76         29,350
77         11,900
78         18,881
79         13,350
80         33,705
81          2,170
82          5,900
83          6,350
84         16,746
85         14,150
86         50,740
87         51,390
88         36,765
89         34,400
90         10,900
91         17,520
92          3,500

totals:


Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00